Schedule of Expected Amortization Expense (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Remainder of 2026	$ 911,000
Year 1	1,215,000	$ 1,214,920
Year 2	1,215,000	1,214,920
Year 3	1,215,000	1,214,920
Year 4	1,206,000	1,214,920
Year 5		1,205,547
Thereafter	1,975,000	1,962,162
Total	$ 7,737,000	$ 8,027,391